UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number_811-07851

_Franklin Templeton Fund Allocator Series
(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/13

Item 1. Reports to Stockholders.

NOVEMBER 30, 2013

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Franklin Templeton
Fund Allocator Series

Sign up for electronic delivery
at franklintempleton.com/edelivery

ASSET ALLOCATION

Franklin Templeton Multi-Asset Real Return Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · Mutual Series

	Contents
Shareholder Letter	1	Semiannual Report		Financial Highlights and
				Statement of Investments	13
		Franklin Templeton Multi-Asset
		Real Return Fund	3	Financial Statements	19
		Performance Summary	8	Notes to Financial Statements	23
		Your Fund’s Expenses	11	Shareholder Information	35

Semiannual Report

Franklin Templeton Multi-Asset Real Return Fund

Your Fund’s Goal and Main Investments: Franklin Templeton Multi-Asset Real Return Fund seeks real return, which is total return that exceeds U.S. inflation over a full inflation cycle, typically five years. The Fund is structured as a limited “fund-of-funds,” meaning that it seeks to achieve its investment goal by investing its assets primarily in other mutual funds, predominantly other Franklin Templeton mutual funds (underlying funds). The Fund also invests a portion of its assets in inflation-indexed securities, predominantly Treasury Inflation-Protected Securities (TIPS).

Performance data represent
past performance, which does
not guarantee future results.
Investment return and principal
value will fluctuate, and you may
have a gain or loss when you sell
your shares. Current performance
may differ from figures shown.
Please visit franklintempleton.com
or call (800) 342-5236 for most
recent month-end performance.

We are pleased to bring you Franklin Templeton Multi-Asset Real Return Fund’s semiannual report for the period ended November 30, 2013.

Performance Overview

Franklin Templeton Multi-Asset Real Return Fund – Class A posted a +2.79% cumulative total return for the six months under review. In comparison, the Fund’s primary benchmark, the Barclays U.S. 1-10 Year TIPS Index, which tracks performance of inflation-protected notes issued by the U.S. Treasury that have at least one year and less than 10 years to final maturity, had a -1.90% total return.1 The Fund’s secondary benchmark, the Consumer Price Index (CPI) for Urban Consumers (All Items) NSA (non-seasonally adjusted), a measure of the average change in prices of all goods and services purchased for consumption by urban householders, rose 0.05% for the same period.2 The Fund’s equity benchmark, the Standard & Poor’s® 500 Index (S&P 500®), a broad measure of U.S. stock performance, generated a total return of +11.92%, and its fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, had a -0.56% total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 8.

1. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial
Services LLC. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s
SOI, which begins on page 17.

Semiannual Report | 3

Economic and Market Overview

Developed markets helped lead the global economy during the six-month period under review as the U.S. economic recovery accelerated, Europe exited its long recession, and many central banks’ accommodative policies provided support for financial markets. Increasing export levels helped Asian economies generally improve during the period. Furthermore, increased liquidity resulting from the U.S. Federal Reserve Board’s (Fed’s) asset purchase program helped counterbalance a slowing growth trend in emerging markets. Overall, global stocks moved higher during the period, as measured by the MSCI World Index, while rising interest rates weighed on global bond performance, as measured by the Barclays Global Aggregate Index.

In the U.S., positive employment and residential real estate trends generally exceeded expectations, the economy expanded at its fastest pace in more than a year and several major U.S. equity indexes reached new nominal highs. Notably, the national jobless rate declined to its lowest level since 2008. However, market volatility surfaced surrounding speculation over the timing of the Fed’s tapering of its asset purchase program, the potential for military intervention in Syria and a partial U.S. federal government shutdown. After hinting bond purchases might be curtailed earlier than anticipated, in September Fed Chairman Ben Bernanke surprised investors by maintaining the bond-buying program until the Fed observed economic improvement. However, toward period-end improving U.S. employment data reignited speculation that tapering could begin as early as December.

In Europe, the eurozone unemployment rate improved for the first time in more than two years, and accommodative policies remained intact as the European Central Bank lowered its benchmark interest rate in November following the region’s marginal economic growth. Earlier in the period, rising exports and increased domestic consumption helped the eurozone economy exit its protracted recession. Outside of the eurozone, U.K. gross domestic product (GDP) climbed at its fastest quarterly pace in years.

In Asia, the Bank of Japan set an explicit inflation target and pledged to double bond purchases in an unprecedented wave of policy reform. Following encouraging GDP growth in the second quarter, growth slowed in the third quarter, tempering expectations for Prime Minister Shinzo Abe’s economic initiatives. Near period-end, the Bank of Japan raised its economic growth forecast for the next fiscal year to 1.5% from 1.3%. In South Korea, higher demand for smartphones and automobiles helped exports increase.

4 | Semiannual Report

Top 10 Fund Holdings
11/30/13

% of Total
Net Assets
Franklin Pelagos Commodities
Strategy Fund	9.9%
Templeton Global Total Return
Fund – Class R6	7.7%
Franklin Floating Rate Daily Access
Fund – Class R6	6.8%
Franklin International Small Cap
Growth Fund – Class R6	6.6%
Templeton Frontier Markets Fund –
Class R6	5.7%
Franklin Strategic Income Fund –
Class R6	5.2%
Franklin Low Duration Total Return
Fund – Class R6	4.7%
Franklin MicroCap Value Fund –
Class R6	4.0%
Franklin High Income Fund – Class R6	3.5%
Franklin Templeton Emerging Market
Debt Opportunities Fund	3.4%

Emerging market central banks tended to be less accommodative than their developed market peers. Brazil’s and India’s central banks raised interest rates amid rising inflation and China’s central bank tightened liquidity to curb real estate and credit speculation. Elsewhere in Asian emerging markets, lower global commodity prices and export levels contributed to slowing economic growth for several countries.

Investment Strategy

Under normal market conditions, we allocate the Fund’s assets among the broad asset classes representing exposure to global equities, global fixed income and commodities markets by investing primarily in a combination of underlying funds, based on each underlying fund’s predominant asset class. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities, and commodity-linked instruments. We will vary the underlying funds’ allocation percentages based on the current inflationary and economic environment and our tactical views. When selecting equity funds, we consider the underlying funds’ foreign and domestic exposure, market capitalization ranges and investment style (growth vs. value). When selecting fixed income funds, we focus primarily on maximizing income.

We invest in commodities funds, TIPS and other inflation-indexed securities, floating rate notes and inflation-sensitive equity funds in an effort to improve the portfolio’s inflation hedging properties.

With respect to the portion of the Fund’s portfolio invested in inflation-indexed securities, the investment manager has engaged Franklin Templeton Institutional, LLC, to manage the Fund’s assets invested in inflation-indexed securities, predominantly TIPS. Such securities are structured to provide protection against inflation. In periods shorter than a full inflation cycle, the Fund’s returns may be volatile compared with the CPI or lag behind inflation.

Manager’s Discussion

During the six months under review, near-term inflation risks remained subdued, with import prices, employment costs, producer prices and other indicators pointing toward tame inflation. We continued to monitor the threat of inflation driven by commodity prices and monetary policy, with the latter being a potentially longer term threat, in our opinion. The inflation data led us to construct a portfolio that favored domestic fixed income and core equity at period-end. During the period, as we became more comfortable with the potential for

Semiannual Report | 5

sustainable economic growth in the U.S. and emerging market countries, we increased our beta exposure.3 Increasing exposure to assets that have historically performed better in bull market environments may benefit the Fund if markets continue to rise. As a result, we added to our exposure in foreign equities and domestic fixed income. We continued to be watchful of the potential global impact of the economic developments in Europe and the Fed’s timeline for ending its bond purchasing program, which kept us somewhat cautious during the period.

From an asset class perspective, foreign equity, domestic equity, domestic fixed income and foreign fixed income securities generally supported absolute Fund performance. Within foreign equity, Franklin International Small Cap Growth Fund – Class R6, Templeton Foreign Fund – Class R6 and Vanguard FTSE Europe ETF were top performers. Within domestic equity, Franklin Small Cap Growth Fund – Class R6, Franklin DynaTech Fund – Class R6, Franklin Growth Opportunities Fund – Class R6 and Franklin MicroCap Value Fund –Class R6 performed particularly well. Within domestic fixed income, Franklin Floating Rate Daily Access Fund – Class R6 and Franklin Strategic Income Fund – Class R6 were solid performers. Within the Fund’s foreign fixed income holdings, Templeton Global Total Return Fund – Class R6 added to returns. In contrast, Franklin High Income Fund – Class R6, Franklin Pelagos Commodities Strategy Fund and Franklin Pelagos Managed Futures Strategy Fund detracted substantially from the Fund’s performance. The Fund’s holdings in inflation-indexed securities also hurt performance.

The Fund ended the period with 37.7% of total net assets in equity (15.9% domestic funds and 21.8% foreign funds), 45.1% in fixed income (24.0% domestic funds, 11.0% foreign funds and 10.1% inflation-indexed securities), 11.9% in alternative strategies (commodity and managed futures funds), and 5.3% in short-term investments (cash) and other net assets. With respect to inflation positioning, the Fund’s portfolio ended the period with 33.1% of total net assets in core equity funds (having a relatively high correlation to the S&P 500), 28.2% in core fixed income funds (having a relatively high correlation to the Barclays U.S. Aggregate Index), 31.4% in inflation-sensitive strategies, 2.0% in managed futures, and 5.3% in cash and other net assets. Inflation-sensitive strategies consisted of 9.9% of total net assets in commodities, 4.7% in inflation-sensitive equity funds and 16.9% in inflation-sensitive fixed income securities, specifically 10.1% in direct inflation-indexed securities investments and 6.8% in floating rate loans.

3. Beta is a measure of portfolio volatility compared to a benchmark.

6 | Semiannual Report

Thank you for your participation in Franklin Templeton Multi-Asset Real Return Fund. We look forward to serving your future investment needs.

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 7

Performance Summary as of 11/30/13

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FTMAX)		Change	11/30/13	5/31/13
Net Asset Value (NAV)	+$	0.29	$10.68	$10.39
Class C (Symbol: n/a)		Change	11/30/13	5/31/13
Net Asset Value (NAV)	+$	0.25	$10.54	$10.29
Class R (Symbol: n/a)		Change	11/30/13	5/31/13
Net Asset Value (NAV)	+$	0.28	$10.64	$10.36
Advisor Class (Symbol: n/a)		Change	11/30/13	5/31/13
Net Asset Value (NAV)	+$	0.30	$10.70	$10.40

8 | Semiannual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Class A		6-Month		1-Year		Inception (12/19/11)
Cumulative Total Return[2]	+	2.79%	+	4.75%	+	9.63%
Average Annual Total Return[3]		-3.09%		-1.30%	+	1.69%
Value of $10,000 Investment[4]		$9,691		$9,870		$10,332
Avg. Ann. Total Return (12/31/13)[5]				-1.00%	+	2.09%
Total Annual Operating Expenses[6]		1.40% (with waiver)				3.52% (without waiver)
Class C		6-Month		1-Year		Inception (12/19/11)
Cumulative Total Return[2]	+	2.43%	+	3.94%	+	7.84%
Average Annual Total Return[3]	+	1.43%	+	2.94%	+	3.95%
Value of $10,000 Investment[4]		$10,143		$10,294		$10,784
Avg. Ann. Total Return (12/31/13)[5]			+	3.32%	+	4.27%
Total Annual Operating Expenses[6]		2.10% (with waiver)				4.22% (without waiver)
Class R		6-Month		1-Year		Inception (12/19/11)
Cumulative Total Return[2]	+	2.70%	+	4.43%	+	8.88%
Average Annual Total Return[3]	+	2.70%	+	4.43%	+	4.46%
Value of $10,000 Investment[4]		$10,270		$10,443		$10,888
Avg. Ann. Total Return (12/31/13)[5]			+	4.77%	+	4.75%
Total Annual Operating Expenses[6]		1.60% (with waiver)				3.72% (without waiver)
Advisor Class		6-Month		1-Year		Inception (12/19/11)
Cumulative Total Return[2]	+	2.88%	+	4.91%	+	9.91%
Average Annual Total Return[3]	+	2.88%	+	4.91%	+	4.96%
Value of $10,000 Investment[4]		$10,288		$10,491		$10,991
Avg. Ann. Total Return (12/31/13)[5]			+	5.30%	+	5.25%
Total Annual Operating Expenses[6]		1.10% (with waiver)				3.22% (without waiver)

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 9

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Generally, investors should be comfortable with fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability; risks that are heightened in developing countries. Because the Fund has a significant investment in Treasury Inflation-Protected Securities (TIPS), it is highly influenced by the TIPS market and the monthly inflation adjustments on these securities. Commodity-linked investments can have heightened risks, including price volatility and less liquidity, and their value may be affected by the performance of broader commodities baskets and markets, as well as supply and demand, weather, tax and other regulatory policies. Because the Fund allocates assets to a variety of investment strategies involving certain risks, the Fund is subject to those same risks. These risks and others are described more fully in the Fund’s prospectus. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 9/30/14 and a fee waiver associated with its investments in a
Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

10 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 11

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds.
In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning	Ending	Expenses Paid	Expenses Paid
Account Value		Account Value	During Period*	During Period**
Class A	6/1/13	11/30/13	6/1/13– 11/30/13	6/1/13– 11/30/13
Actual	$1,000	$1,027.90	$3.71	$7.12
Hypothetical (5% return before expenses)	$1,000	$1,021.41	$3.70	$7.08
Class C
Actual	$1,000	$1,024.30	$7.36	$10.76
Hypothetical (5% return before expenses)	$1,000	$1,017.80	$7.33	$10.71
Class R
Actual	$1,000	$1,027.00	$4.83	$8.23
Hypothetical (5% return before expenses)	$1,000	$1,020.31	$4.81	$8.19
Advisor Class
Actual	$1,000	$1,028.80	$2.29	$5.70
Hypothetical (5% return before expenses)	$1,000	$1,022.81	$2.28	$5.67

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.73%; C: 1.45%; R: 0.95%; and Advisor: 0.45%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.40%; C: 2.12%; R: 1.62%; and Advisor: 1.12%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

12 | Semiannual Report

Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin Templeton Multi-Asset Real Return Fund
	Six Months Ended	Year Ended
	November 30, 2013	May 31,
Class A	(unaudited)	2013	2012 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.39	$9.94	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.04	0.16	0.07
Net realized and unrealized gains (losses)	0.25	0.53	(0.11)
Total from investment operations	0.29	0.69	(0.04)
Less distributions from:
Net investment income and short term gains received from Underlying Funds	—	(0.24)	(0.02)
Net realized gains	—	(—)[e]	—
Total distributions	—	(0.24)	(0.02)
Net asset value, end of period	$10.68	$10.39	$9.94

Total return[f]	2.79%	7.03%	(0.35)%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.33%	2.71%	5.85%
Expenses net of waiver and payments by affiliates[h]	0.73%	0.59%	0.49%
Net investment income[d]	0.70%	1.54%	1.53%

Supplemental data
Net assets, end of period (000’s)	$12,262	$10,241	$5,382
Portfolio turnover rate	13.40%	46.45%	27.24%

aFor the period December 19, 2011 (commencement of operations) to May 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and Exchange Traded Funds in which the Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and Exchange Traded Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and
Exchange Traded Funds was 0.67% for the period ended November 30, 2013.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Multi-Asset Real Return Fund
	Six Months Ended	Year Ended
	November 30, 2013	May 31,
Class C	(unaudited)	2013	2012 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.29	$9.90	$10.00
Income from investment operations[b]:
Net investment income (loss)[c,d]	(—)[e]	0.06	0.04
Net realized and unrealized gains (losses)	0.25	0.54	(0.12)
Total from investment operations	0.25	0.60	(0.08)
Less distributions from:
Net investment income and short term gains received from Underlying Funds	—	(0.21)	(0.02)
Net realized gains	—	(—)[e]	—
Total distributions	—	(0.21)	(0.02)
Net asset value, end of period	$10.54	$10.29	$9.90

Total return[f]	2.43%	6.08%	(0.75)%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	2.05%	3.57%	6.81%
Expenses net of waiver and payments by affiliates[h]	1.45%	1.45%	1.45%
Net investment income (loss)[d]	(0.02)%	0.68%	0.57%

Supplemental data
Net assets, end of period (000’s)	$5,134	$3,568	$579
Portfolio turnover rate	13.40%	46.45%	27.24%

aFor the period December 19, 2011 (commencement of operations) to May 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and Exchange Traded Funds in which the Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and Exchange Traded Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and
Exchange Traded Funds was 0.67% for the period ended November 30, 2013.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Multi-Asset Real Return Fund
	Six Months Ended	Year Ended
	November 30, 2013	May 31,
Class R	(unaudited)	2013	2012 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.36	$9.92	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.03	0.10	0.05
Net realized and unrealized gains (losses)	0.25	0.55	(0.11)
Total from investment operations	0.28	0.65	(0.06)
Less distributions from:
Net investment income and short term gains received from Underlying Funds	—	(0.21)	(0.02)
Net realized gains	—	(—)[e]	—
Total distributions	—	(0.21)	(0.02)
Net asset value, end of period	$10.64	$10.36	$9.92

Total return[f]	2.70%	6.61%	(0.55)%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.55%	3.07%	6.31%
Expenses net of waiver and payments by affiliates[h]	0.95%	0.95%	0.95%
Net investment income[d]	0.48%	1.18%	1.07%

Supplemental data
Net assets, end of period (000’s)	$90	$68	$10
Portfolio turnover rate	13.40%	46.45%	27.24%

aFor the period December 19, 2011 (commencement of operations) to May 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and Exchange Traded Funds in which the Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and Exchange Traded Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and
Exchange Traded Funds was 0.67% for the period ended November 30, 2013.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Multi-Asset Real Return Fund
	Six Months Ended	Year Ended
	November 30, 2013	May 31,
Advisor Class	(unaudited)	2013	2012 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.40	$9.94	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.05	0.18	0.07
Net realized and unrealized gains (losses)	0.25	0.53	(0.11)
Total from investment operations	0.30	0.71	(0.04)
Less distributions from:
Net investment income and short term gains received from Underlying Funds	—	(0.25)	(0.02)
Net realized gains	—	(—)[e]	—
Total distributions	—	(0.25)	(0.02)
Net asset value, end of period	$10.70	$10.40	$9.94

Total return[f]	2.88%	7.21%	(0.35)%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.05%	2.57%	5.81%
Expenses net of waiver and payments by affiliates[h]	0.45%	0.45%	0.45%
Net investment income[d]	0.98%	1.68%	1.57%

Supplemental data
Net assets, end of period (000’s)	$2,191	$2,948	$1,627
Portfolio turnover rate	13.40%	46.45%	27.24%

aFor the period December 19, 2011 (commencement of operations) to May 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and Exchange Traded Funds in which the Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and Exchange Traded Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and
Exchange Traded Funds was 0.67% for the period ended November 30, 2013.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

Statement of Investments, November 30, 2013 (unaudited)

Franklin Templeton Multi-Asset Real Return Fund	Shares		Value
Investments in Underlying Funds and Exchange Traded Funds 84.6%
Alternative Strategies 11.9%
[a]Franklin Pelagos Commodities Strategy Fund	217,906		$1,950,257
[a]Franklin Pelagos Managed Futures Strategy Fund	49,872		397,976
			2,348,233
Domestic Equity 15.9%
[a,b]Franklin DynaTech Fund, Class R6	7,693		349,879
[a,b]Franklin Growth Opportunities Fund, Class R6	12,953		396,736
[a]Franklin MicroCap Value Fund, Class R6	18,215		781,428
[a,b]Franklin Natural Resources Fund, Class R6	6,509		249,417
[a]Franklin Rising Dividends Fund, Class R6	5,923		286,008
[a]Franklin Small Cap Growth Fund, Class R6	18,528		362,043
[a]Franklin Utilities Fund, Class R6	18,033		270,488
[a]Mutual Shares Fund, Class R6	15,193		429,204
			3,125,203
Domestic Fixed Income 24.0%
[a]Franklin Adjustable U.S. Government Securities Fund, Class R6	37,890		330,405
[a]Franklin Floating Rate Daily Access Fund, Class R6	145,880		1,342,099
[a]Franklin High Income Fund, Class R6	323,845		683,313
[a]Franklin Low Duration Total Return Fund, Class R6	91,449		931,863
[a]Franklin Strategic Income Fund, Class R6	96,126		1,016,049
[a]Franklin U.S. Government Securities Fund, Class R6	65,473		426,885
			4,730,614
Foreign Equity 21.8%
[a]Franklin Global Real Estate Fund, Class R6	49,364		388,985
[a]Franklin International Small Cap Growth Fund, Class R6	57,837		1,298,437
[a]Templeton Developing Markets Trust, Class R6	12,483		288,732
[a]Templeton Foreign Fund, Class R6	75,648		646,034
[a]Templeton Frontier Markets Fund, Class R6	62,170		1,130,251
Vanguard FTSE Europe, ETF	4,700		269,592
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	5,500		276,705
			4,298,736
Foreign Fixed Income 11.0%
[a]Franklin Templeton Emerging Market Debt Opportunities Fund	54,023		660,156
[a]Templeton Global Total Return Fund, Class R6	111,766		1,506,611
			2,166,767
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $15,870,763)			16,669,553

	Principal Amount*
Foreign Government and Agency Securities (Cost $94,498) 0.5%
[c]Mexican Udibonos, Index Linked, 5.00%, 6/16/16	11,041[d]	MXN	93,521

Semiannual Report | 17

Franklin Templeton Fund Allocator Series

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin Templeton Multi-Asset Real Return Fund	Principal Amount*	Value
U.S. Government and Agency Securities 9.6%
[e]U.S. Treasury Bond, Index Linked,
0.125%, 4/15/17	248,428	$256,472
0.375%, 7/15/23	75,455	74,102
2.125%, 2/15/41	106,913	122,850
0.75%, 2/15/42	51,808	42,737
[e]U.S. Treasury Note, Index Linked,
1.25%, 4/15/14	278,789	279,856
1.625%, 1/15/15	153,271	157,594
0.125%, 4/15/16	303,364	311,351
2.50%, 7/15/16	115,934	127,573
2.375%, 1/15/17	145,124	160,623
0.125%, 4/15/18	20,257	20,900
1.125%, 1/15/21	107,030	114,556
0.625%, 7/15/21	207,762	214,936
Total U.S. Government and Agency Securities (Cost $1,933,796)		1,883,550
Total Investments before Short Term Investments (Cost $17,899,057)		18,646,624

	Shares
Short Term Investments (Cost $1,055,899) 5.4%
Money Market Funds 5.4%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	1,055,899	1,055,899
Total Investments (Cost $18,954,956) 100.1%		19,702,523
Other Assets, less Liabilities (0.1)%		(24,995)
Net Assets 100.0%		$19,677,528

See Abbreviations on page 34.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSee Note 7 regarding investments in Underlying Funds.
bNon-income producing.
cRedemption price at maturity is adjusted for inflation. See Note 1(d).
dPrincipal amount is stated in 100 Unidad de Inversion Units.
ePrincipal amount of security is adjusted for inflation. See Note 1(d).

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

Financial Statements

Statement of Assets and Liabilities

November 30, 2013 (unaudited)

Franklin Templeton
Multi-Asset
Real Return Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$2,028,294
Cost - Underlying Funds (Note 7)	16,409,797
Cost - Exchange traded funds	516,865
Total cost of investments	$18,954,956
Value - Unaffiliated issuers	$1,977,071
Value - Underlying Funds (Note 7)	17,179,155
Value - Exchange traded funds	546,297
Total value of investments	19,702,523
Receivables:
Capital shares sold	1,147
Interest	7,577
Affiliates	2,303
Other assets	6,033
Total assets	19,719,583
Liabilities:
Payables:
Capital shares redeemed	2,000
Distribution fees	6,726
Transfer agent fees	1,256
Reports to shareholders	8,040
Professional fees	19,448
Registration and filing fees	4,585
Total liabilities	42,055
Net assets, at value	$19,677,528
Net assets consist of:
Paid-in capital	$18,911,204
Undistributed net investment income	51,261
Net unrealized appreciation (depreciation)	747,554
Accumulated net realized gain (loss)	(32,491)
Net assets, at value	$19,677,528

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

November 30, 2013 (unaudited)

Franklin Templeton
Multi-Asset
Real Return Fund
Class A:
Net assets, at value	$12,261,868
Shares outstanding	1,148,628
Net asset value per share[a]	$10.68
Maximum offering price per share (net asset value per share ÷ 94.25%)	$11.33
Class C:
Net assets, at value	$5,134,446
Shares outstanding	487,240
Net asset value and maximum offering price per share[a]	$10.54
Class R:
Net assets, at value	$90,081
Shares outstanding	8,467
Net asset value and maximum offering price per share	$10.64
Advisor Class:
Net assets, at value	$2,191,133
Shares outstanding	204,834
Net asset value and maximum offering price per share	$10.70

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statement of Operations for the six months ended November 30, 2013 (unaudited)

Franklin Templeton
Multi-Asset
Real Return Fund
Investment income:
Dividends:
Underlying Funds (Note 7)	$125,323
Exchange traded funds	1,996
Interest and inflation principal adjustment	2,859
Total investment income	130,178
Expenses:
Management fees (Note 3a)	31,855
Distribution fees: (Note 3b)
Class A	17,114
Class C	21,929
Class R	179
Transfer agent fees: (Note 3e)
Class A	4,578
Class C	1,801
Class R	30
Advisor Class	1,090
Reports to shareholders	8,783
Registration and filing fees	28,322
Professional fees	18,834
Other	447
Total expenses	134,962
Expenses waived/paid by affiliates (Note 3f)	(54,858)
Net expenses	80,104
Net investment income	50,074
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of Investments:
Underlying Funds (Note 7)	(37,590)
Exchange traded funds	(631)
Unaffiliated issuers	52
Foreign currency transactions	18
Net realized gain (loss)	(38,151)
Net change in unrealized appreciation (depreciation) on:
Investments	502,669
Translation of other assets and liabilities denominated in foreign currencies	10
Net change in unrealized appreciation (depreciation)	502,679
Net realized and unrealized gain (loss)	464,528
Net increase (decrease) in net assets resulting from operations	$514,602

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Templeton
	Multi-Asset
	Real Return Fund
	Six Months Ended
	November 30, 2013	Year Ended
	(unaudited)	May 31, 2013
Increase (decrease) in net assets:
Operations:
Net investment income	$50,074	$160,021
Net realized gain (loss) from sale of investments, foreign currency transactions and realized
gain distributions by Underlying Funds	(38,151)	45,079
Net change in unrealized appreciation (depreciation) on investments and translation of
other assets and liabilities denominated in foreign currencies	502,679	358,303
Net increase (decrease) in net assets resulting from operations	514,602	563,403
Distributions to shareholders from:
Net investment income and short term gains received from Underlying Funds:
Class A	—	(163,318)
Class C	—	(28,075)
Class R	—	(209)
Advisor Class	—	(48,458)
Net realized gains:
Class A	—	(2,850)
Class C	—	(573)
Class R	—	(4)
Advisor Class	—	(821)
Total distributions to shareholders	—	(244,308)
Capital share transactions: (Note 2)
Class A	1,705,606	4,622,902
Class C	1,442,204	2,977,699
Class R	20,000	58,213
Advisor Class	(829,790)	1,248,671
Total capital share transactions	2,338,020	8,907,485
Net increase (decrease) in net assets	2,852,622	9,226,580
Net assets:
Beginning of period	16,824,906	7,598,326
End of period	$19,677,528	$16,824,906
Undistributed net investment income included in net assets:
End of period	$51,261	$1,187

22 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (unaudited)

Franklin Templeton Multi-Asset Real Return Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of fourteen separate funds. The Franklin Templeton Multi-Asset Real Return Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund invests primarily in Franklin Templeton mutual funds (Underlying Funds). The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Investments in the Underlying Funds are valued at their closing net asset value each trading day. Exchange traded funds (ETFs) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair

Semiannual Report | 23

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Multi-Asset Real Return Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the

24 | Semiannual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Multi-Asset Real Return Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued) b. Foreign Currency Translation (continued)

U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of November 30, 2013, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and realized gain distributions by Underlying Funds and ETFs are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Semiannual Report | 25

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Multi-Asset Real Return Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Security Transactions, Investment Income, Expenses and Distributions (continued)

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Fund indirectly bears its proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Fund may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Fund will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as inflation principal adjustments on the Statement of Operations.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

26 | Semiannual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Multi-Asset Real Return Fund

2. SHARES OF BENEFICIAL INTEREST

At November 30, 2013, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	November 30, 2013		May 31, 2013
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	199,232	$2,080,604	480,185	$4,997,427
Shares issued in reinvestment of distributions	—	—	15,980	163,474
Shares redeemed	(36,183)	(374,998)	(51,973)	(537,999)
Net increase (decrease)	163,049	$1,705,606	444,192	$4,622,902
Class C Shares:
Shares sold	178,832	$1,836,893	313,501	$3,240,099
Shares issued in reinvestment of distributions	—	—	2,793	28,400
Shares redeemed	(38,258)	(394,689)	(28,073)	(290,800)
Net increase (decrease)	140,574	$1,442,204	288,221	$2,977,699
Class R Shares:
Shares sold	1,886	$20,000	5,558	$58,000
Shares issued in reinvestment of distributions	—	—	21	213
Net increase (decrease)	1,886	$20,000	5,579	$58,213
Advisor Class Shares:
Shares sold	15,248	$158,602	132,630	$1,381,390
Shares issued in reinvestment of distributions	—	—	2,464	25,207
Shares redeemed	(93,912)	(988,392)	(15,260)	(157,926)
Net increase (decrease)	(78,664)	$(829,790)	119,834	$1,248,671

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

Semiannual Report | 27

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Multi-Asset Real Return Fund

3. TRANSACTIONS WITH AFFILIATES (continued) a. Management Fees

The Fund pays an investment management fee to Advisers of 0.35% per year of the average daily net assets of the Fund.

Under a subadvisory agreement, FT Institutional, an affiliate of Advisers, provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average daily net assets, and is not an additional expense of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.30%
Class C	1.00%
Class R	0.50%

28 | Semiannual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Multi-Asset Real Return Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$5,460
CDSC retained	$186

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended November 30, 2013, the Fund paid transfer agent fees of $7,499, of which $5,071 was retained by Investor Services.

f. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 0.45% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 30, 2014.

g. Other Affiliated Transactions

At November 30, 2013, Advisers owned 27.64% of the Fund’s outstanding shares.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2013, there were no credits earned.

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Franklin Templeton Fund Allocator Series

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Multi-Asset Real Return Fund

5. INCOME TAXES

At November 30, 2013, the cost of investments and net unrealized appreciation (depreciation), for income tax purposes were as follows:

Cost of investments	$19,026,608

Unrealized appreciation	$1,111,824
Unrealized depreciation	(435,909)
Net unrealized appreciation (depreciation)	$675,915

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums, offering costs, short term capital gains distributions from Underlying Funds and wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2013, aggregated $4,947,273 and $2,294,870, respectively.

7. INVESTMENT IN UNDERLYING FUNDS

The Fund invests primarily in the Underlying Funds which are managed by Advisers or an affiliate of Advisers. The Fund does not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management fees paid by the Fund are reduced on assets invested in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund) in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

Investments in Underlying Funds for the period ended November 30, 2013, were as follows:

								% of
	Number			Number				Underlying
	of Shares			of Shares				Fund Shares
	Held at			Held at	Value at		Realized	Outstanding
	Beginning	Gross	Gross	End of	End of	Investment	Capital	Held at End
Underlying Funds	of Period	Additions	Reductions	Period	Period	Income	Gain (Loss)	of Period
Franklin Adjustable U.S.
Government Securities Fund,
Class R6	44,757	24,556	31,423	37,890	$330,405	$3,965	$(2,461)	0.02%
Franklin DynaTech Fund,
Class R6	5,629	2,064	—	7,693	349,879	—	—	0.02%
Franklin Floating Rate Daily
Access Fund, Class R6	99,166	46,714	—	145,880	1,342,099	24,114	—	0.03%

30 | Semiannual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Multi-Asset Real Return Fund

7. INVESTMENT IN UNDERLYING FUNDS (continued)

								% of
	Number			Number				Underlying
	of Shares			of Shares				Fund Shares
	Held at			Held at	Value at		Realized	Outstanding
	Beginning	Gross	Gross	End of	End of	Investment	Capital	Held at End
Underlying Funds	of Period	Additions	Reductions	Period	Period	Income	Gain (Loss)	of Period
Franklin Global Real Estate
Fund, Class R6	47,333	2,031	—	49,364	$388,985	$1,603	$—	0.25%
Franklin Gold and Precious
Metals Fund, Class R6	3,538	—	3,538	—	—[a]	—	(44,005)	—
Franklin Growth Opportunities
Fund, Class R6	12,944	1,926	1,917	12,953	396,736	—	2,731	0.05%
Franklin High Income Fund,
Class R6	138,115	185,730	—	323,845	683,313	15,445	—	0.01%
Franklin International Small Cap
Growth Fund, Class R6	51,114	11,398	4,675	57,837	1,298,437	—	8,663	0.08%
Franklin Low Duration Total
Return Fund, Class R6	44,845	46,604	—	91,449	931,863	10,438	—	0.05%
Franklin MicroCap Value Fund,
Class R6	11,721	8,493	1,999	18,215	781,428	—	2,428	0.14%
Franklin Natural Resources
Fund, Class R6	6,078	431	—	6,509	249,417	—	—	0.03%
Franklin Pelagos Commodities
Strategy Fund	185,857	32,049	—	217,906	1,950,257	—	—	1.95%
Franklin Pelagos Managed
Futures Strategy Fund	49,872	—	—	49,872	397,976	—	—	3.40%
Franklin Rising Dividends Fund,
Class R6	9,504	269	3,850	5,923	286,008	—	13,742	—[b]
Franklin Small Cap Growth
Fund, Class R6	—	19,620	1,092	18,528	362,043	—	735	0.03%
Franklin Strategic Income Fund,
Class R6	82,181	13,945	—	96,126	1,016,049	23,290	—	0.01%
Franklin Templeton Emerging
Market Debt Opportunities
Fund	69,602	10,944	26,523	54,023	660,156	—	(12,732)	0.11%
Franklin U.S. Government
Securities Fund, Class R6	92,912	2,801	30,240	65,473	426,885	8,214	(8,826)	0.01%
Franklin Utilities Fund,
Class R6	29,145	1,012	12,124	18,033	270,488	6,870	3,211	0.01%
Institutional Fiduciary Trust
Money Market Portfolio	1,199,161	3,597,767	3,741,029	1,055,899	1,055,899	—	—	0.01%
Mutual Shares Fund,
Class R6	23,361	800	8,968	15,193	429,204	2,148	18,519	—[b]
Templeton China World Fund,
Class R6	3,902	—	3,902	—	—[a]	—	(12,037)	—
Templeton Developing Markets
Trust, Class R6	9,399	3,084	—	12,483	288,732	426	—	0.01%
Templeton Foreign Fund,
Class R6	14,188	61,460	—	75,648	646,034	—	—	0.01%

Semiannual Report | 31

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Multi-Asset Real Return Fund

7. INVESTMENT IN UNDERLYING FUNDS (continued)

								% of
	Number			Number				Underlying
	of Shares			of Shares				Fund Shares
	Held at			Held at	Value at		Realized	Outstanding
	Beginning	Gross	Gross	End of	End of	Investment	Capital	Held at End
Underlying Funds	of Period	Additions	Reductions	Period	Period	Income	Gain (Loss)	of Period
Templeton Frontier Markets
Fund, Class R6	50,203	11,967	—	62,170	$1,130,251	$—	$—	0.08%
Templeton Global Total Return
Fund, Class R6	113,273	16,980	18,487	111,766	1,506,611	28,810	(7,558)	0.02%
Total					$17,179,155	$125,323	$(37,590)

[a]As of November 30, 2013, no longer held by the fund.
[b]Rounds to less than 0.01%.

8. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended November 30, 2013, the Fund did not use the Global Credit Facility.

32 | Semiannual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Multi-Asset Real Return Fund

9. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2013, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Investments in Underlying Funds and Exchange
Traded Funds[a]	$14,321,320	$2,348,233	$—	$16,669,553
Foreign Government and Agency Securities	—	93,521	—	93,521
U.S. Government and Agency Securities	—	1,883,550	—	1,883,550
Short Term Investments	1,055,899	—	—	1,055,899
Total Investments in Securities	$15,377,219	$4,325,304	$—	$19,702,523

[a]For detailed Underlying Fund and ETF categories, see the accompanying Statement of Investments.

Semiannual Report | 33

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Multi-Asset Real Return Fund

10. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. The Fund is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on its financial statements.

11. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Currency	Selected Portfolio
MXN - Mexican Peso	ETF - Exchange Traded Fund

34 | Semiannual Report

Franklin Templeton Fund Allocator Series

Shareholder Information

Franklin Templeton Multi-Asset Real Return Fund

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 35

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Semiannual Report and Shareholder Letter

Franklin Templeton
Multi-Asset Real Return Fund

Investment Manager
Franklin Advisers, Inc.

Subadvisor
Franklin Templeton Institutional, LLC

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus.
Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing.
A prospectus contains this and other information; please read it carefully before investing.
To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2013-2014 Franklin Templeton Investments. All rights reserved.	056 S 01/14

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson, and he is
"independent" as defined under the relevant Securities and Exchange
Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-
End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment
Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant
maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment
Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on
Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the
Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the
Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the
Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Gaston Gardey, Chief Financial Officer and Chief
Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of
2002 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Gaston Gardey, Chief Financial Officer and Chief
Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

By /s/Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date January 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date January 27, 2014

By /s/Gaston Gardey
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date January 27, 2014